UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21680

DIVIDEND CAPITAL REALTY INCOME ALLOCATION FUND
(Exact name of registrant as specified in charter)

518 17th Street, Suite 1200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Derek Mullins, Secretary Dividend Capital Realty Income Allocation Fund 518 17th Street, Suite 1200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 228-2200

Date of fiscal year end:	September 30th

Date of reporting period:	December 31, 2005

Item 1 – Schedule of Investments

Statement of Investments	December 31, 2005 (Unaudited)

Dividend Capital Realty Income Allocation Fund

	Bond Rating Moody’s/S&P	Shares/Principal Amount	Value
COMMON STOCK 40.18%
Apartments 2.23%
AvalonBay Communities Inc.		9,100	$812,175
BRE Properties Inc.		14,700	668,556
Essex Property Trust Inc.		19,900	1,834,780
Mid-America Apartment Communities Inc.		20,200	979,700
			4,295,211

Diversified / Miscellaneous 0.84%
Vornado Realty Trust		19,400	1,619,318

Healthcare 0.25%
Medical Properties Trust Inc.		48,800	477,264

Hotels 4.32%
Hilton Hotels Corp.		84,800	2,044,528
LaSalle Hotel Properties		24,300	892,296
MeriStar Hospitality Corp.		47,900	450,260
Starwood Hotels & Resorts Worldwide Inc.		25,700	1,641,202
Sunstone Hotel Investors Inc.		124,500	3,307,965
			8,336,251

Industrial 1.42%
First Potomac Realty Trust		33,300	885,780
ProLogis		39,800	1,859,456
			2,745,236

Mortgage - Commercial 8.96%
Anthracite Capital Inc.		270,200	2,845,206
Newcastle Investment Corp.		107,400	2,668,890
RAIT Investment Trust		135,000	3,499,200
Resource Capital Corp. (1) (2) (4)		550,000	8,250,000
			17,263,296

Mortgage - Residential 0.67%
American Home Mortgage Investment Corp.		17,000	553,690
New Century Financial Corp.		20,300	732,221
			1,285,911

Office - Central Business District 1.83%
Boston Properties Inc.		19,700	1,460,361
SL Green Realty Corp.		27,000	2,062,530
			3,522,891

Office - Suburban 2.62%
Alexandria Real Estate Equities Inc.		15,000	1,207,500
Arden Realty Inc.		36,700	1,645,261
Kilroy Realty Corp.		21,800	1,349,420
Republic Properties Corp.		70,300	843,600
			5,045,781

Regional Malls 1.93%
Macerich Company		9,900	664,686
Simon Property Group Inc.		39,900	3,057,537
			3,722,223

Self Storage 0.96%
Public Storage Inc.		27,200	1,841,984

1

Shopping Centers 0.69%
Federal Realty Investment Trust		16,600	$1,006,790
Kimco Realty Corp.		10,300	330,424
			1,337,214

Specialty Finance 13.46%
Arbor Realty Trust Inc.		73,100	1,894,752
CBRE Realty Finance Inc. (1)(2)(4)		400,000	6,000,000
Deerfield Triarc Capital Corp.		271,800	3,723,660
Gramercy Capital Corp.		140,400	3,198,312
JERS Investors Trust Inc.		189,600	3,213,720
KKR Financial Corp.		140,900	3,380,191
Taberna Realty Finance Trust (1) (2)(4)		378,300	4,539,600
			25,950,235

TOTAL COMMON STOCK (Cost $75,803,236)			77,442,815

PREFERRED STOCK 69.28%

Apartments 5.93%
Apartment Investment & Management Co.:
Series G, 9.375%(3)	Ba3/B+	76,800	1,996,416
Series R, 10.000% (3)	Ba3/B+	126,900	3,237,854
Series U, 7.750%	Ba3/B+	42,100	1,055,131
Series V, 8.000%	Ba3/B+	75,700	1,926,565
Associated Estates Realty Corp., Series B, 8.700% (3)	NR/CCC	127,100	3,209,275
			11,425,241

Diversified / Miscellaneous 3.82%
Colonial Properties Trust, Series E, 7.620%	NR/NR	47,400	1,155,612
Crescent Real Estate Equities Co., Series B, 9.500%(3)	B3/B-	156,000	4,102,800
Sizeler Properties Investors, Inc., Series B, 9.750%	NR/NR	81,900	2,104,830
			7,363,242

Hotels 22.90%
Ashford Hospitality Trust, Series A, 8.550%	NR/NR	92,800	2,398,305
Boykin Lodging Company, Series A, 10.500%(3)	NR/NR	196,600	5,122,413
Eagle Hospitality Properties Trust Inc., Series A, 8.250%(3)	NR/NR	419,000	10,291,687
FelCor Lodging Trust Inc., Series C, 8.000%(3)	B3/CCC	259,000	6,209,525
Hersha Hospitality Trust, Series A, 8.000%(3)	NR/NR	200,000	4,943,760
LaSalle Hotel Properties, Series A, 10.250%(3)	NR/NR	59,200	1,548,080
Red Lion Hotels Corp., Series A, 9.500%(3)	NR/NR	200,100	5,143,571
Strategic Hotel Capital Inc., Series A, 8.500%(1)	NR/NR	152,000	4,018,500
Sunstone Hotel Investors Inc., Series A, 8.000% (3)	NR/NR	80,600	2,022,560
Winston Hotels Inc., Series B, 8.000%(3)	B3/NR	97,400	2,444,136
			44,142,537

Manufactured Housing 1.53%
Affordable Residential Communities Inc.,
Series A, 8.250%	NR/NR	118,200	2,944,080

Mortgage - Commercial 7.02%
Anthracite Capital Inc., Series C, 9.375%(3)	NR/NR	118,500	3,132,844
Newcastle Investment Corp.:
Series B, 9.750%(3)	NR/NR	217,500	5,684,362
Series C, 9.750%(3)	NR/NR	140,000	3,475,500
RAIT Investment Trust, Series B, 8.375%	NR/NR	48,300	1,233,162
			13,525,868

2

Mortgage - Residential 17.85%
Accredited Mortgage Loan REIT Trust, Series A, 9.750%	NR/NR	118,200	$2,984,550
American Home Mortgage Investment Corp.:
Series A, 9.750%(3)	NR/NR	266,950	7,152,925
Series B, 9.250%	NR/NR	29,700	755,568
Annaly Mortgage Management Inc., Series A, 7.875%	NR/NR	41,000	991,790
Anworth Mortgage Asset Corp., Series A, 8.625%(3)	NR/NR	86,300	2,085,871
Impac Mortgage Holdings Inc.:
Series B, 9.375%(3)	NR/NR	57,600	1,376,640
Series C, 9.125%(3)	NR/NR	276,500	6,083,000
New Century Financial Corp., Series A, 9.125%(3)	NR/B	364,000	8,481,200
Novastar Financial Inc., Series C, 8.900%(3)	NR/NR	192,200	4,502,285
			34,413,829

Net Lease 4.49%
Entertainment Properties Trust, Series A, 9.500%(3)	NR/NR	258,100	6,710,600
Trustreet Properties, Inc., Series A, 7.720% (3)	B3/B	93,100	1,936,480
			8,647,080

Office - Suburban 2.33%
Digital Realty Trust Inc., Series A, 8.500% (3)	NR/NR	174,300	4,482,787

Regional Malls 1.58%
The Mills Corp., Series B, 9.000%(3)	NR/NR	117,900	3,046,984

Specialty Finance - 1.83%
Capital Lease Funding, Series A, 8.125% (3)	NR/NR	142,000	3,527,820

TOTAL PREFERRED STOCK (Cost $139,159,463)			133,519,468

COLLATERALIZED DEBT OBLIGATIONS 4.91%
Sorin Real Estate CDO II Ltd., Series 2005 2A, Class H, 8.48%, 12/21/2015(1)(5)(7)	NR/BB	7,500,000	7,500,000
Taberna Preferred Funding III Ltd., Class E, 8.370%, 09/29/2015(1)(2)(5)(7)	NR/BBB	2,000,000	1,968,400

TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost $9,500,000)			9,468,400

COLLATERALIZED LOAN OBLIGATIONS 6.74%
Babson CLO 2005-III, Ltd., 10.93%, 11/09/2019(1)(5)(7)(8)	NR/NR	13,000,000	13,000,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $13,000,000)			13,000,000

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.54%
LaSalle Commercial Mortgage Securities:
Series 2005-MF1, Class G, 5.765%, 12/21/2018(1)(5)(7)	Ba1/BB+	4,842,000	4,711,266
Series 2005-MF1, Class H, 5.765%, 12/21/2019(1)(5)(7)	Ba2/BB	1,936,000	1,819,840
Series 2005-MF1, Class J, 5.765%, 12/21/2019(1)(5)(7)	Ba3/BB-	1,937,000	1,588,340
Series 2005-MF1, Class K, 5.765%, 12/21/2019(1)(5)(7)	B1/B+	968,000	733,260
Series 2005-MF1, Class L, 5.765%, 12/21/2020(1)(5)(7)	B2/B	1,937,000	1,319,097
Series 2005-MF1, Class M, 5.765%, 12/21/2020(1)(5)(7)	B3/B-	969,000	603,687
Series 2005-MF1, Class N, 5.765%, 12/21/2023(1)(5)(7)	NR/NR	5,810,301	2,672,738
Morgan Stanley:
Series 2005-RR6, Class J, 5.000%, 10/13/2017(1)(5)(7)	Ba2/BB	2,821,000	2,161,732
Series 2005-RR6, Class K, 5.000%, 10/13/2018(1)(5)(7)	Ba3/BB-	2,820,000	1,918,728
Series 2005-RR6, Class L, 5.000%, 10/13/2018(1)(5)(7)	B1/B+	1,410,000	812,160
Series 2005-RR6, Class M, 5.000%, 10/13/2018(1)(5)(7)	B2/B	2,116,000	1,120,845
Series 2005-RR6, Class N, 5.000%, 10/13/2018(1)(5)(7)	B3/B-	1,410,000	687,375
Wachovia Bank, Series 2005 C18, 4.702%, 10/13/2015(1)(5)(7)	B1/B+	248,100	160,076

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $20,432,793)			20,309,144

3

U.S. GOVERNMENT OBLIGATIONS 4.67%
U.S. Treasury Notes, 2.375%, 08/15/2006 (6)	9,109,000	$8,999,765

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $9,020,024)		8,999,765

PRIVATE FUNDS 3.89%
INVESCO Navigator Fund(1)(4)	7,500,000	7,500,000

TOTAL PRIVATE FUNDS (Cost $7,500,000)		7,500,000

Total Investments 140.21% (Cost $274,415,516)		$270,239,592
Liabilities in Excess of Net Other Assets (40.21%)		(77,506,243)
NET ASSETS 100.00%		$192,733,349

(1) Securities sold within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(3) All or a portion of the shares held in this security are pledged as collateral for the borrowings under the Revolving Credit and Security Agreement (Note 6).

(4) This security is considered illiquid by the investment adviser.

(5) This 144A security has been determined to be liquid by the Adviser.

(6) The entire principal amount of this security is pledged as collateral for the total return swaps.

(7) The expected maturity date listed herein differs from the legal maturity date due to the expected schedule of principal payments

(8) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the Adviser’s estimated rate of residual interest as of the reporting date.

4

Notes to Financial Statements

December 31, 2005 (Unaudited)

Dividend Capital Realty Income Allocation Fund

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Dividend Capital Realty Income Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is capital appreciation.

Initial capitalization for the Fund was provided by Dividend Capital Investments LLC (the “Adviser”) as follows:

Organization Date	December 3, 2004
Initial Capitalization Date	February 15, 2005
Amount of Initial Capitalization	$100,068
Shares Issued at Capitalization	7,010
Shares Authorized	Unlimited
Public Offering Date	February 24, 2005

Security Valuation:

Pricing Procedures: All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Standard Time), on each day that the NYSE is open.

Securities traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). Domestic exchange-listed securities and non-NASDAQ equity securities not traded on a listed exchange are valued at the last sale price as of the close of the NYSE. In the absence of trading or a NOCP, such securities are valued at the mean of the bid and asked prices. In the event exchange quotations are not available for exchange traded securities, the Fund will obtain at least one price from an independent broker/dealer.

U.S. government and agency securities having a maturity of more than 60 days are valued at the mean between the bid and asked prices. Fixed income securities having a maturity of less than 60 days are valued at amortized cost. Other debt securities are valued at the price provided by an independent pricing service or, if such a price is not available, at the value provided by at least one quotation obtained from a broker/dealer.  Securities issued by private funds are priced at the value most recently provided by the private fund or at the bid provided by a broker/dealer.

Foreign exchange traded securities are valued at the last sale price at the close of the exchange on which the security is primarily traded (except in certain countries where market maker prices are used). In the absence of trading, such securities are valued at the mean between the last reported bid and asked prices or the last sale price. Non-exchange traded foreign securities (including debt) are valued at a price provided by a pricing service or at the mean value between the bid and asked prices.

Exchange traded options, warrants and rights are valued at the last reported sale price at the close of the exchange on which the security it primarily traded. For non-exchange traded options and exchange traded options, warrants and rights for which no sales are reported, the mean between the bid and asked prices is used.  For exchange traded options, warrants and rights and foreign exchange traded equity securities in which the markets are not closed at the time that the Fund prices its securities, snapshot prices provided by individual pricing services are used.

The price for futures contracts are the daily quoted settlement prices. Single security total return swaps in which the referenced security is traded on an exchange are valued at the last sale price at the time of close of the NYSE. In the absence of trading of a referenced security, the mean between the closing bid and asked prices will be used.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board.  For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security.  Due to the number of variables affecting the price of a security, however, it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security.  As of December 31, 2005, securities which have been fair valued represented 10.77% of the Fund’s net assets.

The following factors, among other relevant factors, may be considered when determining the fair value of a security: (1) Fundamental analytical data; (2) Forces which influence the market in which the security is sold, including the liquidity and depth of the market; (3) Type of security and the cost at date of purchase; (4) Most recent quotation received from a broker; (5) Transactions or offers with respect to the security; (6) Price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies; (7) Price and extent of public trading of the security on foreign exchanges; (8) Information on world financial markets and comparable financial products; (9) Size of the Fund’s holdings; (10) Financial statements of the issuer; (11) Analyst reports; (12) Merger proposals or tender offers; (13) Value of other financial instruments, including derivative securities, traded on other markets or among dealers; (14) Trading volumes on markets, exchanges or among dealers; (15) Values of baskets of securities traded on other markets, exchanges or among dealers; (16) Change in interest rates; (17) Observations from financial institutions; (18) Government (domestic or foreign) actions or pronouncements; (19) In the case of restricted securities, discount from market value of unrestricted securities of the same class at time of purchase, existence and anticipated timeframe of any undertaking to register the security and the size of the holding in relation to any unrestricted outstanding shares; (20) In the case of foreign securities, the country’s or geographic region’s political and economic environment, nature of any significant events, American Depository Receipt trading, Exchange-Traded Fund trading and Foreign currency exchange activity; (21) In the case of interests in private funds, the absence of transaction activity in interests in the private fund, extraordinary restrictions on redemptions, whether the private fund’s valuation procedures provide for valuation of underlying securities at market value or fair value, actual knowledge of the value of underlying portfolio holdings, review of audited financial statements and ongoing due diligence and monitoring; and (22) In the case of emergencies or other unusual situations, the nature and duration of the event, forces influencing the operation of the financial markets, likelihood of recurrence of the event, and whether the effects of the event are isolated or affect entire markets, countries or regions.

Significant Events: An event is significant if it causes the price for a security determined at the normal time for pricing that security to no longer reflect fair value at the time that the Fund determines its net asset value. A significant event is material (a “Material Significant Event”) if a fair valuation for the security would impact the Fund’s net asset value by more than one-half of one percent (0.05%). If a Material Significant Event has occurred the Adviser will call a meeting of the Valuation Committee to determine a fair value for the security in accordance with the Fund’s Fair Valuation Procedures.

Risk of Concentration:

Because the Fund’s investments are concentrated in the real estate industry, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated in a single industry. If the securities of real estate companies as a group fall out of favor with the investors, the Fund could underperform funds that have greater industry diversification.

Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into forward foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. Currently, the Fund intends to invest only in those securities issued by North American issuers.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rate of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effects of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Distributions to Shareholders:

The Fund intends to make a level dividend distribution each month to Common Shareholders. The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by the Fund are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Use of Estimates:

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

2. FEDERAL INCOME TAXES

No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gain for financial reporting purposes. Accordingly the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

As of December 31, 2005
Gross appreciation (excess of value over tax cost)	$3,966,561
Gross depreciation (excess of tax cost over value)	(8,429,112)
Net unrealized depreciation	(4,462,551)
Cost of investments for income tax purposes	$274,702,143

3. INVESTMENTS IN INTEREST RATE AND TOTAL RETURN SWAPS

As of December 31, 2005, the Fund had entered into the following interest rate swap agreements:

Open Interest Rate Swap Contracts as of December 31, 2005

			Fixed Rate	Floating Rate
			Paid by the	Received by the	Net
	Termination	Underlying	Fund at	Fund at	Interest	Unrealized
Counterparty	Date	Notional	12/31/2005	12/31/2005*	Payable	Appreciation
JP Morgan Chase	6/14/2010	$27,000,000	4.09%	4.37%	$3,746	$510,584
JP Morgan Chase	6/14/2012	27,000,000	3.89%	4.37%	6,446	402,282

* Based on one-month LIBOR (London Interbank Offered Rate).

As of December 31, 2005, the Fund had entered into the following total return swap agreements:

Open Total Return Swap Contracts (“TRS”) (1) as of December 31, 2005

Counterparty: Royal Bank of Canada

				Unrealized
			Underlying	Appreciation
	Expiration	Notional	Notional	(Depreciation)
Contract Type	Date	Shares	($ CAD)	($ USD)
Alexis Nihon Real Estate Investment Trust TRS	3/27/2007	145,300	$1,940,859	$(7,178)
	4/17/2007	51,700	696,254	(7,414)
Allied Properties Real Estate Investment Trust TRS	1/25/2007	43,700	702,888	32,443
	1/25/2007	146,800	2,425,004	54,253
	3/27/2007	99,200	1,698,096	(14,285)
	4/17/2007	13,000	220,514	(140)
Boardwalk Real Estate Investment Trust TRS	1/18/2007	200,000	3,958,000	240,148
Calloway Real Estate Investment Trust TRS	3/27/2007	150,000	3,580,800	(16,982)
	5/7/2007	40,000	848,256	86,920
Canadian Hotel Income Properties Real Estate	2/19/2007	270,700	3,153,899	11,400
Investment Trust TRS	3/30/2007	134,400	1,568,085	3,769
	4/5/2007	15,900	185,033	855

Chartwell Senior Housing Real Estate Investment Trust TRS	1/18/2007	175,000	2,660,000	120,074
Firm Capital Mortgage Investment Funds TRS	1/25/2007	25,200	287,235	(13,361)
	1/25/2007	86,050	991,348	(54,658)
	1/25/2007	48,750	556,418	(26,496)
H&R Real Estate Investment Trust TRS	1/11/2007	250,000	4,975,000	192,976
	4/13/2007	25,000	442,748	66,257
Northern Property Real Estate Investment Trust TRS	1/25/2007	168,000	3,034,987	134,665
	5/7/2007	20,000	349,438	26,212
Primaris Retail Real Estate Investment Trust TRS	2/8/2007	328,000	4,876,704	414,097
	5/28/2007	2,000	26,973	4,895
RioCan Real Estate Investment Trust TRS	1/18/2007	500,000	10,425,000	831,940
Summit Real Estate Investment Trust TRS	1/25/2007	141,500	3,045,929	369,421
	1/25/2007	139,500	3,135,179	250,728

(1)   For each total return swap contract, the Fund receives the total return and dividend income on the underlying security and pays a floating rate based on three-month Canadian LIBOR plus 0.75%

4. FOREIGN CURRENCY CONTRACTS

As of December 31, 2005, the Fund had outstanding foreign currency contracts as follows:

Contracts to Sell – Canadian Dollar (CAD)

Expiration		Unrealized
Date	Amount	Appreciation/Depreciation
1/12/2006	37,400	$166
1/19/2006	116,400	517
1/26/2006	125,100	556
2/9/2006	48,500	213
2/21/2006	32,100	142
3/28/2006	44,200	(276)
3/30/2006	29,800	(185)
4/13/2006	35,500	155
4/20/2006	113,300	499
4/26/2006	124,000	551
5/9/2006	49,100	218
5/19/2006	32,500	148
6/27/2006	42,700	(246)
6/30/2006	28,600	(165)
7/13/2006	34,700	167
7/19/2006	112,100	546
7/26/2006	120,100	591
8/10/2006	46,300	231
8/21/2006	30,100	154
9/27/2006	41,200	(207)
9/29/2006	28,400	(142)
10/13/2006	33,300	182
10/19/2006	105,700	585
10/26/2006	116,200	649
11/9/2006	46,500	264
11/20/2006	30,500	175
12/27/2006	41,100	(180)
12/29/2006	28,000	(121)
1/11/2007	34,100	204
1/18/2007	106,500	643
1/25/2007	116,900	713
2/8/2007	46,500	286
2/20/2007	30,500	185
3/27/2007	41,700	(154)
3/30/2007	26,000	(102)
Total Unrealized Appreciation		$6,962

Item 2 – Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Capital Realty Income Allocation Fund

By:	/s/ Thomas Florence
Thomas I. Florence
President
(Principal Executive Officer)

Date: February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas Florence
Thomas I. Florence
President
(Principal Executive Officer)

Date: February 24, 2006

By:	/s/ Francis Gaffney
Francis P. Gaffney
Treasurer
(Principal Financial Officer)

Date: February 24, 2006